Average Annual Total Returns{- Fidelity Advisor® Equity Income Fund} - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-14 - Fidelity Advisor® Equity Income Fund	Fidelity Advisor Equity Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Equity Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Inception Date	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	15.04%	8.30%	10.45%	11.52%	5.84%	8.59%	10.13%	5.98%	8.12%	17.49%	8.55%	10.46%	20.13%	8.74%	10.43%	22.35%	9.87%	11.39%	22.55%	10.03%	9.35%	[1]	Aug. 13, 2013	25.37%	11.00%	12.89%

[1]	(a)Since inception August 13, 2013.